UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska       68130

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      4/30

Date of reporting period:  1/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013

Shares		Value

	COMMON STOCKS - 78.7%
	DIVERSIFIED - 18.0%
88,811	Enbridge Energy Management LLC	$ 2,706,959
70,970	Kinder Morgan, Inc.	2,658,536
44,537	Kinder Morgan Management LLC	3,672,961
33,890	Plains All American Pipeline LP	1,786,003
		10,824,459
	EXPLORATION & PRODUCTION - 5.0%
75,490	Linn Co. LLC	3,012,051

	GATHERING/PROCESSING - 8.5%
10,750	MarkWest Energy Partners LP	593,615
72,300	Regency Energy Partners LP	1,787,256
44,715	Targa Resources Corp.	2,698,997
		5,079,868
	GENERAL PARTNER - 17.3%
53,120	Crosstex Energy, Inc.	897,728
46,980	Energy Transfer Equity LP	2,375,309
12,320	HollyFrontier Corp.	643,351
62,490	ONEOK, Inc.	2,937,655
21,300	Spectra Energy Corp.	591,714
84,340	The Williams Cos., Inc.	2,956,117
		10,401,874
	NATURAL GAS PIPELINE - 5.0%
42,270	El Paso Pipeline Partners LP	1,760,968
25,720	Inergy Midstream LP	609,821
30,320	PAA Matural Gas Storage, LP	604,581
		2,975,370
	OFFSHORE DRILLING - 2.0%
41,220	Seadrill LLC	1,193,319

	PIPELINE-REFINED PRODUCTS - 7.5%
40,010	Buckeye Partners LP	2,106,126
35,690	Magellan Midstream Partners LP	1,806,271
11,640	NuStar Energy LP	594,804
		4,507,201
	PIPELINES AND TRANSPORTATION - 2.0%
23,780	Delek Logistics Partners LP	615,664
13,980	SemGroup Corp.	603,377
		1,219,041
	SHIPPING - 13.4%
216,845	Capital Product Partners LP	1,786,803
45,620	GasLog, Ltd.	580,286
43,760	Golar LNG Partners LP	1,290,920
50,380	Teekay Corp.	1,772,368
95,430	Teekay Offshore Partners LP	2,629,097
		8,059,474

	TOTAL COMMON STOCKS (Cost $43,452,575)	47,272,657

	EXCHANGE TRADED NOTES - 17.1%
	DIVERSIFIED BANKING - 17.1%
99,080	Credit Suisse Cushing 30 MLP Index ETN	2,705,875
52,220	ETRACS 2xMonthly Leveraged Long Alerian MLP Infrastructure Index ETN	2,454,335
17,650	iPath S&P MLP ETN	472,842
62,140	JPMorgan Alerian MLP Index ETN	2,688,176
112,150	Morgan Stanley Cushing MLP High Income Index ETN	1,918,887
	TOTAL EXCHANGE TRADED NOTES (Cost $9,299,194)	10,240,115

	SHORT-TERM INVESTMENT - 8.6%
	MONEY MARKET FUND - 8.6%
5,170,640	Fidelity Institutional Money Market Funds - Money Market Portfolio	5,170,640
	to yield 0.00% * (Cost $5,170,640)

	TOTAL INVESTMENTS - 104.4% (Cost $57,922,409) (a)	$ 62,683,412
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(2,639,719)
	NET ASSETS - 100.00%	$ 60,043,693

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $57,922,409 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 4,786,850
	Unrealized Depreciation:	(25,847)
	Net Unrealized Appreciation:	$ 4,761,003

* Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 47,272,657	$ -	$ -	$ 47,272,657
Exchange Traded Notes	10,240,115	-	-	10,240,115
Short Term Investment	5,170,640	-	-	5,170,640
Total	$ 62,683,412	$ -	$ -	$ 62,683,412

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

04/01/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

04/01/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

04/01/2013